LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS - Schedule of Liability for Future Policy Benefits, Weighted Average Interest Rates (Details)	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	4.50%	4.50%
Term
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	5.70%	5.80%
Current discount rate	5.10%	2.40%
Payout - Legacy
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	3.40%	3.10%
Current discount rate	5.00%	2.30%
Payout
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	4.90%	4.90%
Current discount rate	5.20%	2.60%
Group Pension
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	3.40%	3.40%
Current discount rate	5.10%	2.30%
Health
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	3.30%	3.30%
Current discount rate	5.20%	2.50%